Document And Entity Information	May 01, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 01, 2026
Entity Registrant Name	AVALYN PHARMA INC.
Entity Central Index Key	0001540171
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-43251
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	45-2463191
Contact Personnel Name	Avalyn Pharma Inc.
Entity Address, Address Line One	105 W First Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02127
City Area Code	206
Local Phone Number	707-0340
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	AVLN
Security Exchange Name	NASDAQ